EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) - $ / shares shares in Thousands	1 Months Ended		9 Months Ended
	Feb. 16, 2022	Jan. 19, 2022	Dec. 31, 2021	Jan. 19, 2021	Jan. 13, 2021
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					350,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					868,000
Exercise price of outstanding share options					$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted			243,000
Fair value per share			$ 17.75
Events After The Balance Sheet Date [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		13,800
Events After The Balance Sheet Date [Member] | Employees And Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		288,200
Events After The Balance Sheet Date [Member] | N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		302,000
Exercise price of outstanding share options				$ 10.22
Events After The Balance Sheet Date [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted		135,740
Fair value per share		$ 10.22
Events After The Balance Sheet Date [Member] | Non Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Stock granted	13,800
Fair value per share	$ 8.59